Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Pinnacle Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	20.58%	9.84%	7.68%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.78%	6.99%	11.63%